GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF CARRYING AMOUNT OF GOODWILL

The change in the carrying amount of goodwill by reporting unit is as follows:

	Acquisition of
	Guohebing	Zhuge Inc.	Molun SAAS	Total
	RMB	RMB	RMB	RMB
Balance as of December 31, 2023	54,427	-	-	54,427
Additions	-	-	-	-
Impairment	-	-	-	-
Balance as of December 31, 2024	54,427	-	-	54,427
Additions	-	-	-	-
Impairment	-	-	-	-
Balance as of December 31, 2025	54,427	-	-	54,427